Joint Ventures and Associates - Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures And Associates [Line Items]
Share of profit of joint ventures and associates	$ 3,604	$ 4,106	$ 4,225
Other comprehensive (loss)/income for the period	(74)	183	170
Comprehensive income for the period	3,530	4,289	4,395
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Share of profit of joint ventures and associates	2,483	2,799	2,123
Other comprehensive (loss)/income for the period	8	11	6
Comprehensive income for the period	2,491	2,810	2,129
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Share of profit of joint ventures and associates	1,121	1,307	2,102
Other comprehensive (loss)/income for the period	(82)	172	164
Comprehensive income for the period	$ 1,039	$ 1,479	$ 2,266